UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer           New York, NY             2/14/08
       ------------------------   ------------------------------  ----------
              [Signature]                 [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    32
                                                -------------

Form 13F Information Table Value Total:            $1,790,572
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                                                Form 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- -------  ------  ----
ACCO BRANDS CORP                  COM            00081T108  32,996   2,057,100            SOLE        X        X

ACXIOM CORP                       COM            005125109  47,212   4,024,900            SOLE        X        X

AVIS BUDGET GROUP                 COM            053774105  95,881   7,375,488            SOLE        X        X

CRYOLIFE INC                      COM            228903100  19,188   2,413,585            SOLE        X        X

CVR ENERGY INC                    COM            12662P108   9,976     400,000            SOLE        X        X

DENBURY RES INC                   COM NEW        247916208  55,038   1,850,000            SOLE        X        X

ENDO PHARMACEUTICALS HLDGS I      COM            29264F205  73,716   2,764,000            SOLE        X        X

ENZON PHARMACEUTICAL INC          COM            293904108   6,559     688,200            SOLE        X        X

FIDELITY NATIONAL FINANCIAL       COM            31620R105  16,248   1,112,100            SOLE        X        X

FLAMEL TECHNOLOGIES SA            SPONSORED ADR  338488109  62,336   6,246,047            SOLE        X        X

FLOWSERVE CORP                    COM            34354P105  68,004     706,900            SOLE        X        X

HEXCEL CORP NEW                   COM            428291108 128,339   5,285,900            SOLE        X        X

INTERNATIONAL FLAVOR&FRAGRA       COM            459506101  43,331     900,300            SOLE        X        X

MEDIVATION INC                    COM            58501N101  31,333   2,175,900            SOLE        X        X

NEW GOLD                          COM            644535106  15,551   3,021,550            SOLE        X        X

NEXEN INC COM                     COM            65334H102  39,761   1,227,400            SOLE        X        X

NOVEN PHARMACEUTICALS INC         COM            670009109  44,509   3,206,690            SOLE        X        X

PAR PHARMACEUTICAL                COM            69888P106   1,301      54,200            SOLE        X        X

PETRO-CANADA                      COM            71644E102  24,155     450,000            SOLE        X        X

SALLY BEAUTY HLDGS INC            COM            79546E104 135,372  14,958,249            SOLE        X        X

SHIRE PLC                         SPONSORED ADR  82481R106  53,078     769,800            SOLE        X        X

SMART BALANCE                     COM            83169Y108  63,785   5,835,770            SOLE        X        X

SAFEWAY INC                       COM            786514208  74,749   2,185,000            SOLE        X        X

TRANSALTA CORP                    COM            89346D107 201,685   5,992,500            SOLE        X        X

TYCO INTL LTD NEW                 COM            G9143X208  81,927   2,066,250            SOLE        X        X

TYCO INTL LTD NEW                 COM            G9143X208  12,886     325,000     CALL   SOLE        X        X

ULURU                             COM            90403T100  31,673  11,687,415            SOLE        X        X

VALERO ENERGY CORP                COM            91913Y100  67,229     960,000            SOLE        X        X

VENOCO INC                        COM            92275P307   6,774     339,909            SOLE        X        X

WESTERN UN CO                     COM            959802109 123,824   5,099,815            SOLE        X        X

WYNDHAM WORLDWIDE CORP            COM            98310W108 111,605   4,737,059            SOLE        X        X

WYNN RESORTS LTD                  COM            983134107  10,551      94,100            SOLE        X        X



32 TOTAL DATA RECORDS                            1,790,572

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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